36. Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments One [Member]
Financial instruments and risk management [line items]
Currency		USD	USD
Type of SWAP		LIBOR x CDI	LIBOR x CDI
COUNTERPARTY, Debt		KFW/ Finnvera	KFW/Finnvera
COUNTERPARTY, SWAP		JP Morgan and Bank of America	JP Morgan e BOFA
Total Debt		R$ 351,233	R$ 330,217
Total swap (Long position)	[1]	R$ 351,233	R$ 330,217
% Coverage		100.00%	100.00%
AVERAGE SWAP RATES, Long position		LIBOR 6M + 0.75% p.a.	LIBOR 6M + 0.75% p.a.
AVERAGE SWAP RATES, Short position		85.50% of CDI	85.50% do CDI
Derivative Financial Instruments Two [Member]
Financial instruments and risk management [line items]
Currency		EUR
Type of SWAP		PRE x DI
COUNTERPARTY, Debt		Bank of America
COUNTERPARTY, SWAP		Bank of America
Total Debt		R$ 570,878
Total swap (Long position)	[1]	R$ 570,878
% Coverage		100.00%
AVERAGE SWAP RATES, Long position		0.33% p.a.
AVERAGE SWAP RATES, Short position		108.05% CDI
Derivative Financial Instruments Three [Member]
Financial instruments and risk management [line items]
Currency		USD	USD
Type of SWAP		PRE x DI	PRE X DI
COUNTERPARTY, Debt		The Bank of Nova Scotia.	CISCO
COUNTERPARTY, SWAP		Scotiabank	Santander e JP Morgan
Total Debt		R$ 1,031,526	R$ 40,366
Total swap (Long position)	[1]	R$ 1,031,526	R$ 40,366
% Coverage		100.00%	100.00%
AVERAGE SWAP RATES, Long position		1.72% p.a.	2.50% p.a.
AVERAGE SWAP RATES, Short position		134.43% CDI	84.50% do CDI
Derivative Financial Instruments Four [Member]
Financial instruments and risk management [line items]
Currency		USD
Type of SWAP		PRE x DI
COUNTERPARTY, Debt		BNP Paribas
COUNTERPARTY, SWAP		BNP Paribas
Total Debt		R$ 399,725
Total swap (Long position)	[1]	R$ 399,725
% Coverage		100.00%
AVERAGE SWAP RATES, Long position		3.32% p.a.
AVERAGE SWAP RATES, Short position		155% CDI

[1]	In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.